Non-Trade Accounts Receivable and Payable (Tables)	3 Months Ended
Mar. 31, 2026
Non-trade Accounts Receivable and Payable [Abstract]
Schedule of Non-Trade Accounts Receivable

Non-trade accounts receivable consisted of the following as of March 31, 2026 and December 31, 2025:

in thousands	March 31, 2026	December 31, 2025
Short-term loan receivable	$9,342	$11,653
Toll processing	821	—
Other receivables	39	—
Non-trade accounts receivable, gross	10,202	$11,653
Less: Provision for credit losses	(9,000)	$(10,160)
Non-trade accounts receivable, net of provision for credit losses	$1,202	$1,493

Schedule of Non-Trade Accounts Payable

Non-trade accounts payable consisted of the following as of March 31, 2026:

in thousands	March 31, 2026
Dissenting shareholder appraisal right liabilities	$46,230
Toll processing	1,632
Other payables	89
Non-trade accounts payable	$47,951